SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of subsidiaries [abstract]
Consolidated Summarized Statement Of Financial Position
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Holding Entities(1)(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at June 30, 2019
Current assets	$34	$405	$1,703	$96	$3,745	$(4,195)	$1,788
Long-term assets	5,220	249	—	24,263	32,902	(30,016)	32,618
Current liabilities	41	7	23	4,152	1,862	(4,192)	1,893
Long-term liabilities	—	—	1,674	98	14,144	(653)	15,263
Participating non-controlling interests - in operating subsidiaries	—	—	—	—	8,226	—	8,226
Participating non-controlling interests -in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield	—	—	—	3,166	—	—	3,166
Preferred equity	—	591	—	—	—	—	591
Preferred limited partners' equity	833	—	—	844	—	(844)	833
As at December 31, 2018
Current assets	$32	$389	$1,631	$93	$3,639	$(3,823)	$1,961
Long-term assets	5,208	239	1	24,078	32,433	(29,817)	32,142
Current liabilities	38	6	21	3,096	2,351	(3,823)	1,689
Long-term liabilities	—	—	1,607	798	13,445	(642)	15,208
Participating non-controlling interests - in operating subsidiaries	—	—	—	—	8,129	—	8,129
Participating non-controlling interests -in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield	—	—	—	3,252	—	—	3,252
Preferred equity	—	568	—	—	—	—	568
Preferred limited partners' equity	707	—	—	718	—	(718)	707

(1)	Includes investments in subsidiaries under the equity method.

(2)	Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc. and Brookfield BRP Europe Holdings Limited, together the "Holding Entities".

(3)	Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Holding Entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Consolidated Summarized Statement Of Operations

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Holding Entities(1)(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
Three months ended June 30, 2019
Revenues	$—	$—	$—	$1	$786	$—	$787
Net income (loss)	21	—	—	44	414	(370)	109
Three months ended June 30, 2018
Revenues	$—	$—	$—	$1	$734	$—	$735
Net income (loss)	9	3	—	19	227	(213)	45
Six months ended June 30, 2019
Revenues	$—	$—	$—	$—	$1,612	$—	$1,612
Net income (loss)	56	—	2	55	746	(597)	262
Six months ended June 30, 2018
Revenues	$—	$—	$—	$1	$1,527	$—	$1,528
Net income (loss)	23	7	—	10	439	(354)	125

(1)	Includes investments in subsidiaries under the equity method.

(2)	Includes the Holding Entities.

(3)	Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Holding Entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.